Inventories and other current intangibles (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Fuel stocks	£ 78	£ 101
Raw materials and consumables	190	191
Work in progress	0	8
Current intangible assets – emission allowances	73	103
Inventories and current intangible assets	341	403
Inventory valuation reserve	£ 18	£ 26